NOTES RECEIVABLE, NET - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NOTES RECEIVABLE, NET-THIRD PARTIES
Notes receivable	¥ 6,697,096		¥ 1,690,142
Provision for notes receivable	0		(1,040)	¥ (182)	¥ 0
Notes receivable, net	6,697,096	$ 970,988	1,689,102
Notes receivable pledged as collateral	¥ 1,481,000		¥ 885,000